Leases (Tables)	6 Months Ended
Sep. 30, 2014
Leases
Assets by type which Nomura leases under operating leases

	Millions of yen
	March 31, 2014			September 30, 2014
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,447	¥(1,334)	¥2,113	¥3,448	¥(1,388)	¥2,060
Aircraft	8,269	(954)	7,315	15,917	(1,234)	14,683

Total	¥11,716	¥(2,288)	¥9,428	¥19,365	¥(2,622)	¥16,743

(1)	The amounts of cost, accumulated depreciation and net carrying amount are including those for the portion utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
		Years of receipt
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments to be received	¥14,871	¥1,811	¥1,784	¥1,614	¥1,438	¥1,117	¥7,107

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
September 30, 2014
Total future minimum lease payments	¥159,714
Less: Sublease rental income	(8,114)

Net future minimum lease payments	¥151,600

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥159,714	¥18,024	¥15,863	¥14,060	¥12,808	¥11,806	¥87,153

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year
Millions of yen
September 30, 2014
Total future minimum lease payments	¥67,193
Less: Amount representing interest	(36,306)

Present value of net future minimum lease payments	¥30,887

Schedule of future minimum lease payments under capital leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Future minimum lease payments	¥67,193	¥1,795	¥4,429	¥4,417	¥4,239	¥4,276	¥48,037